Supplement dated September 20, 2024
to the Statement of Additional Information (SAI), as supplemented, dated May 1, 2024, for the following funds:
Fund
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio (VP) – Global Strategic Income Fund
Columbia Variable Portfolio (VP) – Government Money Market Fund
Columbia Variable Portfolio (VP) – Large Cap Index Fund
Effective July 1, 2024, the information in the “Management Agreement Fee Schedule” table under the subsection “Investment Management and Other Services – The Investment Manager and Subadvisers – Management Agreement Fee Rates” of the SAI with respect to VP – Government Money Market Fund is hereby superseded and replaced with the following:
Fund	Assets (millions)	Annual rate at each asset level
VP – Government Money Market Fund(c)	$0 - $500	0.290%
	˃$500 - $1,000	0.285%
	˃$1,000 - $1,500	0.263%
	˃$1,500 - $2,000	0.245%
	˃$2,000 - $2,500	0.228%
	˃$2,500 - $3,000	0.210%
	˃$3,000 - $5,000	0.200%
	˃$5,000 - $6,000	0.180%
	˃$6,000 - $7,500	0.160%
	˃$7,500 - $9,000	0.155%
	˃$9,000 - $10,000	0.130%
	˃$10,000 - $12,000	0.120%
	˃$12,000 - $15,000	0.110%
	˃$15,000 - $20,000	0.100%
	˃$20,000 - $24,000	0.090%
	˃$24,000	0.080%
(c)
Effective July 1, 2024, the management fee schedule changed resulting in a fee rate decrease for all asset levels.
The rest of the section remains the same.
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI with respect to VP – Global Strategic Income Fund and VP – Large Cap Index Fund is hereby superseded and replaced with the following:
Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2023, unless otherwise noted
VP – Global Strategic Income Fund	Adrian Hilton	2 RICs 1 PIV 12 other accounts	$683.78 million $2.24 billion $792.33 million	None	Columbia Management	Threadneedle
	David Janssen	2 RICs 82 other accounts	$457.27 million $22.71 million	None		Columbia Management
VP – Large Cap Index Fund	Christopher Lo	12 RICs 18 other accounts	$10.37 billion $1.54 billion	None	Columbia Management	Columbia Management
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
The rest of the section remains the same.
SUP7950-0009_(09/24)

Shareholders should retain this Supplement for future reference.

SUP7950-0009_(09/24)